Net Loss Per Share (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Earnings Per Share Basic Aand Diluted
The following table sets forth the computation of basic and diluted net loss per share of common stock for the three and six months ended June 30, 2022, and 2021 (in thousands, except for share and per share data):

	Three Months Ended June 30,
	2022	2021

Net Loss	$(9,974)	$(10,074)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	114,096,390	21,977,123
Loss per share for Class A Common Stock
— Basic	$(0.09)	$(0.46)
— Diluted	$(0.09)	$(0.46)

	Six Months Ended June 30,
	2022	2021

Net Loss	$(20,444)	$(17,861)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	84,060,966	21,912,665
Loss per share for Class A Common Stock
— Basic	$(0.24)	$(0.82)
— Diluted	$(0.24)	$(0.82)

Schedule of Antidilutive Securities Excluded From Computation of Earnings
The Company excluded the following weighted average potential common shares from the computation of diluted net loss per share as of June 30, 2022 and June 30,
2021:

	June 30,
	2022	2021
Convertible Series C-1 Preferred Stock (1)	—	23,218,418
Convertible Series C Preferred Stock (1)	—	54,478,261
Common Stock Warrants (1)(2)	14,176,066	1,890,514
Stock Options (1)	9,482,711	12,795,605
Restricted Stock Units	11,850,526	—

	35,509,303	92,382,798

(1)	The number of outstanding shares as of June 30, 2021 have been retrospectively adjusted to reflect the Exchange Ratio.
(2)	The number of outstanding shares as of June 30, 2022 and June 30, 2021 does not include 1,608,370 shares of Unvested Customer Warrants.

Rigetti Holdings Inc
Schedule of Earnings Per Share Basic Aand Diluted
The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	December 31,	January 31,
	2021	2021
Net Loss	$(38,241,499)	$(26,127,496)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	17,146,853	16,230,951
Loss per share for Class A Common Stock
— Basic	$(2.23)	$(1.61)
— Diluted	$(2.23)	$(1.61)

Rigetti Holdings Inc | Common Class A [Member]
Schedule of Antidilutive Securities Excluded From Computation of Earnings
The number of shares outstanding underlying the potential dilutive Class A Common Stock at December 31, 2021 and January 31, 2021 were summarized as below:

	December 31,	January 31,
	2021	2021
Convertible Series C Preferred Stock	54,478,261	5,478,261
Common Stock Warrants	8,513,515	2,680,607
Stock Options	11,468,275	13,385,716
Restricted Stock Units	5,388,455	—

	79,848,506	70,544,584

Rigetti Holdings Inc | Common Class B [Member]
Schedule of Antidilutive Securities Excluded From Computation of Earnings	The number of shares outstanding underlying the potential dilutive Class B Common Stock at December 31, 2021 and January 31, 2021 are as follows:

	December 31,	January 31,
	2021	2021
Convertible Series C-1 Preferred Stock	23,218,418	23,218,418
	23,218,418	23,218,418